Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Total Revenue	$ 112,135	$ 128,074	$ 209,962	$ 242,752
Cost of goods sold	60,769	59,641	105,945	112,309
Gross margin	51,366	68,433	104,017	130,443
Operating expenses:
Depreciation and amortization	526	527	1,053	3,543
Stock based compensation	0	2,931,573	0	3,231,573
Payroll and other expenses	(6,288)	(16,556)	39,545	34,199
Rent	36,093	25,321	68,981	53,427
Consulting and professional fees	59,748	29,874	120,852	93,625
General and administrative	48,297	37,925	106,227	72,890
Total operating expenses	138,377	3,008,664	341,828	3,489,257
Income (loss) from operations	(87,010)	(2,940,231)	(237,811)	(3,358,814)
Other income (expense)
Interest income (expense), net	(300,211)	(250,106)	(302,504)	(252,202)
Total other income (expense)	(300,211)	(250,106)	(302,504)	(252,202)
Income (loss) before income taxes	(387,220)	(3,190,337)	(540,314)	(3,611,016)
Provision for income taxes (benefit)	0	0	0	0
Net loss	(387,220)	(3,190,337)	(540,314)	(3,611,016)
Less: net income (loss) attributable to non-controlling interests	19,419	14,977	16,530	16,160
Net loss attributable to Kisses From Italy, Inc.	$ (406,639)	$ (3,205,314)	$ (556,844)	$ (3,627,176)
Basic earnings (loss) per common share	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.02)
Diluted earnings (loss) per common share	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.02)
Weighted -weighted average number of shares outstanding:
Basic	185,101,890	167,077,939	184,328,698	162,256,644
Diluted	185,101,890	167,077,939	184,328,698	162,256,644
Food Sales [Member]
Total Revenue	$ 112,135	$ 128,074	$ 209,962	$ 242,752